SHAREHOLDERS' EQUITY - Share Capital - Share Repurchases (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 20, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 16, 2022
Share capital
Normal Course Issuer Bid, purchases during twelve-month period, percentage of public float (as a percent)					10.00%
Shares purchased for cancellation (in shares)		16.4	27,900,000	12,900,000
Average price per share		$ 15.71	$ 14.71	$ 9.55
Purchase of common shares under Normal Course Issuer Bid		$ 258,300	$ 410,900	$ 123,200
Common shares available for repurchase under the current NCIB (in shares)		12.4
Subsequent Event
Share capital
Shares purchased for cancellation (in shares)	1,100,000
Average price per share	$ 14.34
Purchase of common shares under Normal Course Issuer Bid	$ 16,000
Share Capital
Share capital
Shares purchased for cancellation (in shares)		16,441,000	27,925,000	12,898,000
Purchase of common shares under Normal Course Issuer Bid		$ 152,773	$ 266,694	$ 128,686
Accumulated Deficit
Share capital
Purchase of common shares under Normal Course Issuer Bid		$ 105,503	$ 144,212	$ (5,504)